COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingent Liabilities (Textual)
Lease expense	$ 321	$ 269	$ 974	$ 657
Non-cancelable outstanding obligations	5,900		5,900		$ 8,600
Total fund received			$ 806
Royalty expenses					$ 17	$ 7	$ 14
Lease expiration, term			The Company operates from leased facilities in Israel, the United States and Germany. These leases expire in 2025		These leases expire between 2024 and 2025.
Royalty revenues	0		$ 55	$ 31
Other long-term assets	361		$ 361		$ 709
Rent expenses					$ 976	$ 739	$ 730
IPO [Member]
Commitments and Contingent Liabilities (Textual)
Description of conversion ratio			ordinary shares in a conversion ratio of 1 to 1		ordinary shares in a conversion ratio of 1 to 1
IIA [Member]
Commitments and Contingent Liabilities (Textual)
Total fund received					$ 2,600
Royalty bearing grants					$ 1,600
Percentage of obligation to pay royalties					3.00%
Contingent liability					$ 1,600
Percentage of grant received					100.00%
Royalty expenses					$ 110
IIA [Member] | Convertible preferred A shares [Member]
Commitments and Contingent Liabilities (Textual)
Amount received in consideration of preferred shares					$ 400
Convertible preferred shares					209
LL And LG [Member]
Commitments and Contingent Liabilities (Textual)
Maximum penalties payable on early release of agreement	28		$ 28
Lease expiration, term			LL and LG lease cars for their employees under cancelable operating lease agreements expiring at various dates between 2024 and 2026.
Israel Innovation Authority ("IIA") [Member]
Commitments and Contingent Liabilities (Textual)
Total fund received			$ 2,800
Royalty bearing grants			1,600
Royalties paid			$ 114
Percentage of obligation to pay royalties			3.00%
Contingent liability	1,600		$ 1,600
Percentage of grant received			100.00%
Royalty expenses	$ 2,000		$ 2,000
Israel Innovation Authority ("IIA") [Member] | Convertible preferred A shares [Member]
Commitments and Contingent Liabilities (Textual)
Amount received in consideration of preferred shares			$ 400
Convertible preferred shares	209		209